Other Assets (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Other Assets
Deposit by derivatives margin		$ 336,548	$ 174,254
Assets held for leasing		101,848	127,979
Recoverable income taxes		44,665	20,437
Prepaid expenses		37,394	12,180
Other accounts and notes receivable		29,080	99,201
Documents intermediated		28,478	32,593
Assets received or awarded as payment:
Assets received in lieu of payment		24,871	19,905
Provisions for assets received in lieu of payment		(1,915)	(1,532)
Commissions receivable		12,155	6,387
Accounts receivable for sale of assets received in lieu of payment		4,816	3,353
Rental guarantees		1,895	1,849
VAT receivable		1,302
Recovered leased assets for sale		1,064	3,053
Mutual funds			78,069
Other		29,490	27,072
Total	$ 939,577	$ 651,691	$ 604,800